Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
FFELP Loans	$ 104,588	$ 125,612
Private Education Loans	37,512	36,934
Investments
Available-for-sale	109	72
Other	783	1,010
Total investments	892	1,082
Cash and cash equivalents	5,190	3,900
Restricted cash and investments	3,650	5,011
Goodwill and acquired intangible assets, net	424	448
Other assets	7,287	8,273
Total assets	159,543	181,260
Liabilities
Short-term borrowings	13,795	19,856
Long-term borrowings	136,648	152,401
Other liabilities	3,458	3,937
Total liabilities	153,901	176,194
Commitments and contingencies
Preferred stock, par value $.20 per share, 20 million shares authorized
Common stock, par value $.20 per share, 1.125 billion shares authorized: 545 million and 536 million shares issued, respectively	109	107
Additional paid-in capital	4,399	4,237
Accumulated other comprehensive income (loss) (net of tax (expense) benefit of $(7) and $3, respectively)	13	(6)
Retained earnings	2,584	1,451
Total SLM Corporation stockholders' equity before treasury stock	7,670	6,354
Less: Common stock held in treasury at cost: 116 million and 83 million shares, respectively	(2,033)	(1,294)
Total SLM Corporation stockholders' equity	5,637	5,060
Noncontrolling interest	5	6
Total equity	5,642	5,066
Total liabilities and equity	159,543	181,260
Series A Preferred Stock [Member]
Preferred stock, par value $.20 per share, 20 million shares authorized
Preferred stock, shares issued, at stated value	165	165
Series B Preferred Stock [Member]
Preferred stock, par value $.20 per share, 20 million shares authorized
Preferred stock, shares issued, at stated value	400	400
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Assets
FFELP Loans	99,254	121,059
Private Education Loans	25,530	26,072
Investments
Restricted cash and investments	3,395	4,826
Other assets	2,322	2,312
Liabilities
Short-term borrowings	3,655	9,551
Long-term borrowings	115,538	131,518
Net assets of consolidated variable interest entities	$ 11,308	$ 13,200